Trading assets and liabilities	12 Months Ended
Dec. 31, 2024
Trading assets and liabilities
Trading assets and liabilities

12 Trading assets and liabilities

Trading assets and liabilities comprise assets and liabilities held at fair value and classified as held-for-trading. Financial instruments are classified as held-for-trading if they are held for the purpose of selling or repurchasing them in the short term, to make a spread between purchase and sale price or held to take advantage of movements in prices and yields.

For accounting policy information refer to Accounting policy 3.8.

	2024	2023
Assets	£m	£m
Loans
Reverse repos	27,127	23,694
Collateral given	7,367	9,141
Other loans	545	762
Total loans	35,039	33,597
Securities
Central and local government
- UK	2,077	2,729
- US	3,734	2,600
- Other	3,506	3,062
Financial institutions and corporate	4,561	3,563
Total securities	13,878	11,954
Total	48,917	45,551

Liabilities
Deposits
Repos	30,562	26,902
Collateral received	12,509	15,075
Other deposits	895	1,150
Total deposits	43,966	43,127
Debt securities in issue	257	706
Short positions
Central and local government
- UK	2,680	1,893
- US	1,677	2,071
- Other	4,755	4,049
Financial institutions and Corporate	1,379	1,790
Total short positions	10,491	9,803
Total	54,714	53,636